UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Short-Term Bond Fund
Class A [SBSTX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$72	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Western Asset Short-Term Bond Fund returned 5.37%. The Fund compares its performance to the Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products, driven mainly by exposures to non-agency residential and commercial mortgage-backed securities.
↑	Investment-grade credit positioning as spreads tightened.
↑	Overweight duration in shorter-dated maturities where yields fell during the period.

Top detractors from performance:
↓	Issue selection in high-yield credit.
↓	Treasury Inflation-Protected Securities (TIPS) exposure as breakeven inflation rates fell.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, options and swaps to manage duration and yield curve positioning, as well as index (CDX) credit default swaps and CDX options to manage credit exposure. In aggregate, these derivatives sightly added to performance.
Western Asset Short-Term Bond Fund	PAGE 1	7340-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	5.37	1.73	2.22
Class A (with sales charge)	3.12	1.27	1.98
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Government/Credit 1-3 Year Index	5.35	1.97	2.09
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$245,918,853
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	464
Total Management Fee Paid	$705,667
Portfolio Turnover Rate	44%
Western Asset Short-Term Bond Fund	PAGE 2	7340-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short-Term Bond Fund	PAGE 3	7340-ATSR-0226

Western Asset Short-Term Bond Fund
Class C [LWSOX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$155	1.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Western Asset Short-Term Bond Fund returned 4.53%. The Fund compares its performance to the Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products, driven mainly by exposures to non-agency residential and commercial mortgage-backed securities.
↑	Investment-grade credit positioning as spreads tightened.
↑	Overweight duration in shorter-dated maturities where yields fell during the period.

Top detractors from performance:
↓	Issue selection in high-yield credit.
↓	Treasury Inflation-Protected Securities (TIPS) exposure as breakeven inflation rates fell.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, options and swaps to manage duration and yield curve positioning, as well as index (CDX) credit default swaps and CDX options to manage credit exposure. In aggregate, these derivatives sightly added to performance.
Western Asset Short-Term Bond Fund	PAGE 1	7063-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	4.53	0.98	1.44
Class C (with sales charge)	3.53	0.98	1.44
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Government/Credit 1-3 Year Index	5.35	1.97	2.09
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$245,918,853
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	464
Total Management Fee Paid	$705,667
Portfolio Turnover Rate	44%
Western Asset Short-Term Bond Fund	PAGE 2	7063-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short-Term Bond Fund	PAGE 3	7063-ATSR-0226

Western Asset Short-Term Bond Fund
Class C1 [SSTLX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$102	0.99%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C1 shares of Western Asset Short-Term Bond Fund returned 5.36%. The Fund compares its performance to the Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products, driven mainly by exposures to non-agency residential and commercial mortgage-backed securities.
↑	Investment-grade credit positioning as spreads tightened.
↑	Overweight duration in shorter-dated maturities where yields fell during the period.

Top detractors from performance:
↓	Issue selection in high-yield credit.
↓	Treasury Inflation-Protected Securities (TIPS) exposure as breakeven inflation rates fell.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, options and swaps to manage duration and yield curve positioning, as well as index (CDX) credit default swaps and CDX options to manage credit exposure. In aggregate, these derivatives sightly added to performance.
Western Asset Short-Term Bond Fund	PAGE 1	7716-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C1	5.36	1.48	1.96
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Government/Credit 1-3 Year Index	5.35	1.97	2.09
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$245,918,853
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	464
Total Management Fee Paid	$705,667
Portfolio Turnover Rate	44%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Short-Term Bond Fund	PAGE 2	7716-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short-Term Bond Fund	PAGE 3	7716-ATSR-0226

Western Asset Short-Term Bond Fund
Class R [LWARX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$113	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Western Asset Short-Term Bond Fund returned 4.98%. The Fund compares its performance to the Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products, driven mainly by exposures to non-agency residential and commercial mortgage-backed securities.
↑	Investment-grade credit positioning as spreads tightened.
↑	Overweight duration in shorter-dated maturities where yields fell during the period.

Top detractors from performance:
↓	Issue selection in high-yield credit.
↓	Treasury Inflation-Protected Securities (TIPS) exposure as breakeven inflation rates fell.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, options and swaps to manage duration and yield curve positioning, as well as index (CDX) credit default swaps and CDX options to manage credit exposure. In aggregate, these derivatives sightly added to performance.
Western Asset Short-Term Bond Fund	PAGE 1	7130-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	4.98	1.34	1.84
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Government/Credit 1-3 Year Index	5.35	1.97	2.09
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$245,918,853
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	464
Total Management Fee Paid	$705,667
Portfolio Turnover Rate	44%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Short-Term Bond Fund	PAGE 2	7130-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short-Term Bond Fund	PAGE 3	7130-ATSR-0226

Western Asset Short-Term Bond Fund
Class I [SBSYX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$43	0.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Western Asset Short-Term Bond Fund returned 5.77%. The Fund compares its performance to the Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products, driven mainly by exposures to non-agency residential and commercial mortgage-backed securities.
↑	Investment-grade credit positioning as spreads tightened.
↑	Overweight duration in shorter-dated maturities where yields fell during the period.

Top detractors from performance:
↓	Issue selection in high-yield credit.
↓	Treasury Inflation-Protected Securities (TIPS) exposure as breakeven inflation rates fell.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, options and swaps to manage duration and yield curve positioning, as well as index (CDX) credit default swaps and CDX options to manage credit exposure. In aggregate, these derivatives sightly added to performance.
Western Asset Short-Term Bond Fund	PAGE 1	7440-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	5.77	2.03	2.50
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Government/Credit 1-3 Year Index	5.35	1.97	2.09
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$245,918,853
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	464
Total Management Fee Paid	$705,667
Portfolio Turnover Rate	44%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Short-Term Bond Fund	PAGE 2	7440-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short-Term Bond Fund	PAGE 3	7440-ATSR-0226

Western Asset Short-Term Bond Fund
Class IS [LWSTX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$41	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IS shares of Western Asset Short-Term Bond Fund returned 5.70%. The Fund compares its performance to the Bloomberg U.S. Government/Credit 1-3 Year Index, which returned 5.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products, driven mainly by exposures to non-agency residential and commercial mortgage-backed securities.
↑	Investment-grade credit positioning as spreads tightened.
↑	Overweight duration in shorter-dated maturities where yields fell during the period.

Top detractors from performance:
↓	Issue selection in high-yield credit.
↓	Treasury Inflation-Protected Securities (TIPS) exposure as breakeven inflation rates fell.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, options and swaps to manage duration and yield curve positioning, as well as index (CDX) credit default swaps and CDX options to manage credit exposure. In aggregate, these derivatives sightly added to performance.
Western Asset Short-Term Bond Fund	PAGE 1	7834-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IS	5.70	2.10	2.57
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Government/Credit 1-3 Year Index	5.35	1.97	2.09
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$245,918,853
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	464
Total Management Fee Paid	$705,667
Portfolio Turnover Rate	44%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Short-Term Bond Fund	PAGE 2	7834-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Short-Term Bond Fund	PAGE 3	7834-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $133,667 in December 31, 2024 and $135,004 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2024 and $30,000 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in December 31, 2024 and $344,935 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Short-Term Bond Fund
Financial Statements and Other Important Information
Annual  | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 48.4%
Communication Services — 3.0%
Diversified Telecommunication Services — 1.2%
AT&T Inc., Senior Notes	1.700%	3/25/26	$150,000	$149,254
AT&T Inc., Senior Notes	4.700%	8/15/30	250,000	254,218
NTT Finance Corp., Senior Notes	4.620%	7/16/28	650,000	658,750 (a)
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	1,620,000	1,624,472
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	270,000	259,276
Total Diversified Telecommunication Services				2,945,970
Entertainment — 0.1%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	202,889 (a)
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	54,000	53,736
Total Entertainment				256,625
Interactive Media & Services — 0.4%
Meta Platforms Inc., Senior Notes	4.200%	11/15/30	1,100,000	1,102,606
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	330,000	280,904 (a)
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	100,000	97,050 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	50,000	51,613 (a)
Total Media				429,567
Wireless Telecommunication Services — 1.1%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,000,000	663,521 (a)
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	1,690,000	1,686,198
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	340,000	340,143
Total Wireless Telecommunication Services				2,689,862

Total Communication Services				7,424,630
Consumer Discretionary — 3.8%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	160,000	161,834 (a)
Automobiles — 1.1%
BMW US Capital LLC, Senior Notes	4.650%	8/13/29	1,220,000	1,236,475 (a)
Hyundai Capital America, Senior Notes	5.950%	9/21/26	450,000	455,930 (a)
Hyundai Capital America, Senior Notes	5.275%	6/24/27	830,000	844,321 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	200,000	173,000 (a)
Total Automobiles				2,709,726
Broadline Retail — 0.6%
Amazon.com Inc., Senior Notes	3.900%	11/20/28	340,000	341,132
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Broadline Retail — continued
Amazon.com Inc., Senior Notes	4.100%	11/20/30	$380,000	$380,529
Prosus NV, Senior Notes	3.257%	1/19/27	670,000	660,640 (a)
Total Broadline Retail				1,382,301
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp., Senior Notes	5.875%	6/15/31	230,000	237,743 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	500,000	516,557 (a)
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	810,000	826,572
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	870,000	892,189
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	9,960
McDonald’s Corp., Senior Notes	3.500%	7/1/27	10,000	9,952
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	80,000	79,742 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	240,000	241,888 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	140,000	143,170 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	420,000	410,424
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	240,000	257,135 (a)
Total Hotels, Restaurants & Leisure				3,625,332
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	2.500%	4/15/27	10,000	9,844
Home Depot Inc., Senior Notes	2.875%	4/15/27	120,000	118,798
Home Depot Inc., Senior Notes	4.875%	6/25/27	10,000	10,176
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	1,260,000	1,187,417
Total Specialty Retail				1,326,235

Total Consumer Discretionary				9,205,428
Consumer Staples — 3.2%
Food Products — 0.9%
Mars Inc., Senior Notes	4.600%	3/1/28	2,280,000	2,311,752 (a)
Personal Care Products — 0.5%
Kenvue Inc., Senior Notes	5.350%	3/22/26	640,000	641,269
Kenvue Inc., Senior Notes	5.050%	3/22/28	540,000	551,811
Total Personal Care Products				1,193,080
Tobacco — 1.8%
Altria Group Inc., Senior Notes	6.200%	11/1/28	10,000	10,573
BAT Capital Corp., Senior Notes	3.557%	8/15/27	640,000	635,512
BAT Capital Corp., Senior Notes	2.259%	3/25/28	700,000	673,799
Imperial Brands Finance PLC, Senior Notes	4.500%	6/30/28	620,000	625,136 (a)
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	1,270,000	1,282,862
Philip Morris International Inc., Senior Notes	4.125%	4/28/28	1,050,000	1,054,922
Total Tobacco				4,282,804

Total Consumer Staples				7,787,636
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Energy — 7.6%
Oil, Gas & Consumable Fuels — 7.6%
Chevron Corp., Senior Notes	1.995%	5/11/27	$480,000	$469,711
Chord Energy Corp., Senior Notes	6.000%	10/1/30	100,000	101,607 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	60,000	60,567 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	980,000	1,019,608 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,550,000	1,518,301 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,360,000	1,355,697
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	80,000	75,969 (a)
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	1,020,000	1,012,992
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	250,000	253,739
Energy Transfer LP, Senior Notes	5.500%	6/1/27	510,000	518,526
Energy Transfer LP, Senior Notes	5.550%	2/15/28	130,000	133,507
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	2,860,000	2,858,216
Enterprise Products Operating LLC, Senior Notes	4.600%	1/11/27	10,000	10,075
EQT Corp., Senior Notes	3.125%	5/15/26	1,300,000	1,292,812 (a)
EQT Corp., Senior Notes	5.000%	1/15/29	160,000	162,267
Exxon Mobil Corp., Senior Notes	3.294%	3/19/27	670,000	667,489
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	120,000	120,672
MPLX LP, Senior Notes	4.125%	3/1/27	240,000	240,201
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	724,545
Occidental Petroleum Corp., Senior Notes	5.000%	8/1/27	1,030,000	1,050,293
ONEOK Inc., Senior Notes	5.550%	11/1/26	480,000	485,346
ONEOK Inc., Senior Notes	5.800%	11/1/30	270,000	284,739
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	20,000	20,525 (a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	370,000	377,197
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	710,000	524,104 (a)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,110,000	1,108,843
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	800,000	798,108 (a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	180,000	179,457
Targa Resources Corp., Senior Notes	4.350%	1/15/29	330,000	330,998
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	240,000	240,069
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	340,000	352,615 (a)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.125%	12/15/30	$50,000	$50,946 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	20,000	21,621 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	20,000	21,910 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	40,000	40,991 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	100,000	101,212
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	200,000	210,544

Total Energy				18,796,019
Financials — 10.9%
Banks — 6.1%
Banco Santander SA, Senior Notes	4.551%	11/6/30	600,000	600,785
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	200,112 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	710,000	701,298 (b)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	300,000	303,939 (b)
Bank of Nova Scotia, Senior Notes	2.951%	3/11/27	400,000	395,874
Bank of Nova Scotia, Senior Notes	5.400%	6/4/27	1,000,000	1,021,686
BNP Paribas SA, Senior Notes (4.792% to 5/9/28 then SOFR + 1.450%)	4.792%	5/9/29	1,090,000	1,103,040 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	900,000	917,223 (a)(b)
Citibank NA, Senior Notes	4.838%	8/6/29	1,300,000	1,330,495
Citigroup Inc., Senior Notes (3.887% to 1/10/27 then 3 mo. Term SOFR + 1.825%)	3.887%	1/10/28	110,000	109,823 (b)
Citigroup Inc., Senior Notes (4.643% to 5/7/27 then SOFR + 1.143%)	4.643%	5/7/28	1,610,000	1,623,242 (b)
Credit Agricole SA, Senior Notes (1.247% to 1/26/26 then SOFR + 0.892%)	1.247%	1/26/27	520,000	518,925 (a)(b)
Goldman Sachs Bank USA, Senior Notes (5.283% to 3/18/26 then SOFR + 0.777%)	5.283%	3/18/27	200,000	200,509 (b)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	1,390,000	1,416,255 (b)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	$550,000	$550,229 (b)
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	130,000	131,293 (b)
JPMorgan Chase & Co., Senior Notes (5.103% to 4/22/30 then SOFR + 1.435%)	5.103%	4/22/31	630,000	650,729 (b)
Royal Bank of Canada, Senior Notes	4.875%	1/19/27	2,090,000	2,112,399
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	950,000	985,167
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	60,000	60,491 (b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	10,000	9,825 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	110,000	114,378 (b)
Total Banks				15,057,717
Capital Markets — 2.2%
Bank of New York Mellon Corp., Senior Notes (3.992% to 6/13/27 then SOFR + 1.151%)	3.992%	6/13/28	860,000	860,604 (b)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	10,000	10,112
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	500,000	497,488 (b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	480,000	480,812 (b)
Goldman Sachs Group Inc., Senior Notes (4.482% to 8/23/27 then SOFR + 1.725%)	4.482%	8/23/28	1,030,000	1,037,404 (b)
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	460,000	480,672 (b)
Morgan Stanley, Senior Notes (4.210% to 4/20/27 then SOFR + 1.610%)	4.210%	4/20/28	1,030,000	1,032,474 (b)
Morgan Stanley, Senior Notes (4.994% to 4/12/28 then SOFR + 1.380%)	4.994%	4/12/29	480,000	489,562 (b)
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	470,000	489,806 (b)
Total Capital Markets				5,378,934
Consumer Finance — 1.2%
American Express Co., Senior Notes (5.645% to 4/23/26 then SOFR + 0.750%)	5.645%	4/23/27	580,000	582,835 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	8/1/27	1,240,000	1,255,802 (a)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — continued
Mercedes-Benz Finance North America LLC, Senior Notes	5.100%	11/15/29	$490,000	$506,164 (a)
Midcap Financial Issuer Trust, Junior Subordinated Notes (1 mo. Term SOFR + 3.750%)	7.430%	1/15/56	630,000	630,000 (a)(b)(c)(d)
Total Consumer Finance				2,974,801
Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	560,000	543,065
Block Inc., Senior Notes	6.000%	8/15/33	120,000	123,260 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	165,000	173,473 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	30,000	30,547 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	50,000	52,223 (a)
LPL Holdings Inc., Senior Notes	4.900%	4/3/28	950,000	964,132
Total Financial Services				1,886,700
Insurance — 0.6%
Aon North America Inc., Senior Notes	5.150%	3/1/29	580,000	596,887
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	120,000	124,575 (a)
Marsh & McLennan Cos. Inc., Senior Notes	4.550%	11/8/27	860,000	870,753
Total Insurance				1,592,215

Total Financials				26,890,367
Health Care — 6.9%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	4.800%	3/15/27	1,020,000	1,031,029
Health Care Equipment & Supplies — 1.1%
GE HealthCare Technologies Inc., Senior Notes	5.650%	11/15/27	1,010,000	1,040,587
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	170,000	175,952 (a)
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	1,080,000	1,107,281 (a)
Solventum Corp., Senior Notes	5.450%	2/25/27	252,000	255,726
Total Health Care Equipment & Supplies				2,579,546
Health Care Providers & Services — 4.7%
Cardinal Health Inc., Senior Notes	4.700%	11/15/26	900,000	906,010
Cencora Inc., Senior Notes	4.625%	12/15/27	480,000	486,522
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,040,000	1,033,358
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	1.300%	8/21/27	$10,000	$9,571
CVS Health Corp., Senior Notes	4.300%	3/25/28	2,010,000	2,017,129
Humana Inc., Senior Notes	5.750%	12/1/28	1,370,000	1,424,978
McKesson Corp., Senior Notes	4.250%	9/15/29	720,000	724,990
Quest Diagnostics Inc., Senior Notes	4.600%	12/15/27	2,020,000	2,045,559
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	1,010,000	1,008,724
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	1,860,000	1,897,066
Total Health Care Providers & Services				11,553,907
Pharmaceuticals — 0.7%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	430,000	447,530 (a)
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	820,000	835,585
Eli Lilly & Co., Senior Notes	4.200%	8/14/29	10,000	10,111
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	236,000	233,804
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	200,000	210,054
Total Pharmaceuticals				1,737,084

Total Health Care				16,901,566
Industrials — 4.2%
Aerospace & Defense — 1.4%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	100,000	99,986 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	30,000	32,007 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	70,000	74,077 (a)
General Dynamics Corp., Senior Notes	3.500%	4/1/27	330,000	329,466
Howmet Aerospace Inc., Senior Notes	3.000%	1/15/29	520,000	504,587
Lockheed Martin Corp., Senior Notes	4.150%	8/15/28	180,000	181,226
RTX Corp., Senior Notes	5.750%	11/8/26	1,920,000	1,946,721
RTX Corp., Senior Notes	4.125%	11/16/28	260,000	261,099
Total Aerospace & Defense				3,429,169
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	130,000	135,400 (a)
Commercial Services & Supplies — 0.4%
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	150,000	148,038 (a)
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	350,000	367,648 (a)
Waste Management Inc., Senior Notes	4.500%	3/15/28	480,000	486,759
Total Commercial Services & Supplies				1,002,445
Ground Transportation — 0.1%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	330,000	323,647
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — 0.3%
Ingersoll Rand Inc., Senior Notes	5.400%	8/14/28	$830,000	$858,203
Passenger Airlines — 0.7%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	360,000	376,746 (a)
American Airlines Pass-Through Trust	3.375%	5/1/27	1,005,062	992,745
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	310,000	308,874 (a)
Total Passenger Airlines				1,678,365
Professional Services — 0.1%
Paychex Inc., Senior Notes	5.100%	4/15/30	330,000	339,900
Trading Companies & Distributors — 1.1%
Air Lease Corp., Senior Notes	1.875%	8/15/26	1,120,000	1,103,633
Air Lease Corp., Senior Notes	5.300%	2/1/28	720,000	733,539
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	50,000	52,651 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	50,000	53,049 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	130,000	135,878 (a)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	420,000	400,918
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	120,000	112,924
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	10,000	10,429 (a)
Total Trading Companies & Distributors				2,603,021

Total Industrials				10,370,150
Information Technology — 2.8%
Communications Equipment — 0.0%††
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	32,000	31,980 (a)
Electronic Equipment, Instruments & Components — 0.0%††
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	70,000	73,744 (a)
Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices Inc., Senior Notes	4.319%	3/24/28	760,000	768,182
Broadcom Inc., Senior Notes	4.150%	2/15/28	870,000	873,363
Broadcom Inc., Senior Notes	4.600%	7/15/30	630,000	640,618
Intel Corp., Senior Notes	3.750%	8/5/27	850,000	845,640
Intel Corp., Senior Notes	1.600%	8/12/28	110,000	103,246
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	10,000	9,905
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	630,000	619,480
Total Semiconductors & Semiconductor Equipment				3,860,434
Software — 1.0%
Oracle Corp., Senior Notes	4.500%	5/6/28	1,050,000	1,050,026
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Oracle Corp., Senior Notes	4.200%	9/27/29	$850,000	$834,088
Synopsys Inc., Senior Notes	4.650%	4/1/28	590,000	598,302
Total Software				2,482,416
Technology Hardware, Storage & Peripherals — 0.2%
Hewlett Packard Enterprise Co., Senior Notes	4.400%	10/15/30	390,000	388,923

Total Information Technology				6,837,497
Materials — 1.7%
Chemicals — 0.3%
EQUATE Petrochemical Co. KSC, Senior Notes	4.250%	11/3/26	630,000	629,202 (a)
Construction Materials — 0.3%
Amrize Finance US LLC, Senior Notes	4.700%	4/7/28	740,000	749,222
Metals & Mining — 0.9%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	590,000	622,015 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	200,000	210,422 (a)
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	280,000	279,286
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	10,000	9,995 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000	797,942 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	320,000	322,110
Total Metals & Mining				2,241,770
Paper & Forest Products — 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	560,000	560,766 (a)

Total Materials				4,180,960
Real Estate — 0.1%
Specialized REITs — 0.1%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	110,000	112,625 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	30,000	30,293 (a)

Total Real Estate				142,918
Utilities — 4.2%
Electric Utilities — 3.7%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	1,330,000	1,374,703
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	580,000	591,521
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	930,000	937,764
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	580,000	603,059
Georgia Power Co., Senior Notes	5.004%	2/23/27	1,290,000	1,307,286
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.500%	3/20/27	610,000	615,365 (a)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	$430,000	$444,276
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	742,000	761,063 (a)
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	1,720,000	1,781,994
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	50,000	52,694 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.050%	12/30/26	740,000	745,660 (a)
Total Electric Utilities				9,215,385
Gas Utilities — 0.1%
Snam SpA, Senior Notes	5.000%	5/28/30	220,000	224,512 (a)
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	70,000	74,474 (a)
Multi-Utilities — 0.4%
Engie SA, Senior Notes	5.250%	4/10/29	840,000	868,493 (a)

Total Utilities				10,382,864
Total Corporate Bonds & Notes (Cost — $117,884,287)				118,920,035
Asset-Backed Securities — 17.7%
ABFC Trust, 2003-OPT1 A3 (1 mo. Term SOFR + 0.794%)	4.526%	4/25/33	370,983	368,507 (b)
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	390,000	390,000 (a)(b)
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	5.082%	4/17/38	550,000	550,666 (a)(b)
Ally Auto Receivables Trust, 2022-3 A3	5.070%	4/15/27	47,303	47,340
Amur Equipment Finance Receivables LLC, 2024-1A B	5.370%	1/21/31	1,350,000	1,379,311 (a)
Apex Credit CLO LLC, 2021-2A A1AR (3 mo. Term SOFR + 1.180%)	5.064%	10/20/34	570,000	570,694 (a)(b)
Apidos CLO Ltd., XXXA A2R (3 mo. Term SOFR + 1.500%)	5.384%	10/18/31	1,000,000	1,002,095 (a)(b)
Ares CLO Ltd., 2017-44A A1RR (3 mo. Term SOFR + 1.130%)	5.035%	4/15/34	250,000	250,079 (a)(b)
ARI Fleet Lease Trust, 2025-B A2	4.590%	3/15/34	1,410,000	1,420,503 (a)
Atlas Senior Loan Fund Ltd., 2025-26A AN (3 mo. Term SOFR + 1.340%)	5.208%	10/22/38	390,000	390,940 (a)(b)
Atlas Senior Loan Fund Ltd., 2025-26A AY (3 mo. Term SOFR + 1.330%)	5.198%	10/22/38	140,000	140,340 (a)(b)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	$980,000	$969,227 (a)
Balboa Bay Loan Funding Ltd., 2021-2A A1R (3 mo. Term SOFR + 1.130%)	5.014%	1/20/35	580,000	579,983 (a)(b)
Bayfront Iabs Pte Ltd., 7A A (SOFR + 1.280%)	5.150%	4/11/48	400,000	400,231 (a)(b)
Bayswater Park CLO Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.210%)	4.944%	1/20/39	390,000	390,000 (a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	5.646%	1/15/35	950,000	950,686 (a)(b)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	5.508%	10/25/37	1,040,000	1,046,179 (a)(b)
BlueMountain CLO Ltd., 2020-30A AR2 (3 mo. Term SOFR + 1.150%)	5.055%	4/15/35	420,000	420,075 (a)(b)
Brightwood Capital MM CLO Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.450%)	5.352%	10/15/35	450,000	451,175 (a)(b)
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	69,945	69,923
Carmax Auto Owner Trust, 2025-2 A2B (30 Day Average SOFR + 0.690%)	4.674%	7/17/28	1,058,773	1,060,577 (b)
Carvana Auto Receivables Trust, 2021-P4 A4	1.640%	12/10/27	752,984	747,250
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	769,659	763,866 (a)
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	5.377%	4/22/37	150,000	150,389 (a)(b)
CNH Equipment Trust, 2022-B A3	3.890%	11/15/27	382,060	381,955
Columbia Cent CLO Ltd., 2022-32A A1R2 (3 mo. Term SOFR + 1.120%)	4.985%	7/24/34	690,000	690,170 (a)(b)
Dryden Senior Loan Fund, 2015-41A AR (3 mo. Term SOFR + 1.232%)	5.136%	4/15/31	40,519	40,569 (a)(b)
Ent Auto Receivables Trust, 2023-1A A4	6.260%	11/15/29	640,000	654,662 (a)
Enterprise Fleet Financing LLC, 2022-3 A2	4.380%	7/20/29	47,094	47,118 (a)
Fifth Third Auto Trust, 2023-1 A3	5.530%	8/15/28	781,281	787,846
Ford Credit Floorplan Master Owner Trust, 2023-1 A1	4.920%	5/15/28	1,310,000	1,314,407 (a)
Fortress Credit Bsl Ltd., 2021-1A AR (3 mo. Term SOFR + 1.100%)	5.014%	4/20/33	480,000	480,537 (a)(b)
Galaxy CLO Ltd., 2025-36A A1 (3 mo. Term SOFR + 1.230%)	5.008%	10/15/38	480,000	480,064 (a)(b)
GM Financial Consumer Automobile Receivables Trust, 2022-4 A4	4.880%	8/16/28	1,350,000	1,357,329
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.892%)	5.750%	4/26/31	250,000	250,669 (a)(b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Hertz Vehicle Financing LLC, 2022-2A A	2.330%	6/26/28	$1,300,000	$1,270,535 (a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	4.791%	12/25/35	380,000	372,433 (b)
JPMorgan Mortgage Acquisition Trust, 2007- CH2 MV2 (1 mo. Term SOFR + 0.564%)	4.296%	1/25/37	310,028	306,121 (b)
Kings Park CLO Ltd., 2021-1A A1R (3 mo. Term SOFR + 1.200%)	4.935%	1/21/39	430,000	430,000 (a)(b)
Marble Point CLO Ltd., 2021-4A A1R (3 mo. Term SOFR + 1.160%)	5.072%	1/22/35	640,000	640,326 (a)(b)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	4.366%	6/25/46	20,983	20,528 (a)(b)
MetroNet Infrastructure Issuer LLC, 2025-2A A2	5.400%	8/20/55	440,000	446,821 (a)
Milos CLO Ltd., 2017-1A AR (3 mo. Term SOFR + 1.332%)	5.216%	10/20/30	47,648	47,707 (a)(b)
Navient Student Loan Trust, 2016-6A A3 (30 Day Average SOFR + 1.414%)	5.289%	3/25/66	1,318,471	1,341,600 (a)(b)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	4.589%	12/26/69	444,347	438,931 (a)(b)
Navigator Aviation Ltd., 2025-1 A	5.107%	10/15/50	267,303	265,257 (a)
Nelnet Student Loan Trust, 2014-6A A (30 Day Average SOFR + 0.764%)	4.639%	11/25/52	150,368	149,138 (a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	287,264	271,941 (a)
Nelnet Student Loan Trust, 2025-1A A1 (30 Day Average SOFR + 0.750%)	4.911%	10/25/33	640,000	640,177 (a)(b)
Newark BSL CLO Ltd., 2017-1A A1R (3 mo. Term SOFR + 1.232%)	5.090%	7/25/30	69,200	69,232 (a)(b)
Obra CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.540%)	5.810%	7/20/38	600,000	601,010 (a)(b)
OCCU Auto Receivables Trust, 2025-1A D	5.600%	11/15/34	470,000	475,958 (a)
Ocean Trails CLO Ltd., 2020-10A AR2 (3 mo. Term SOFR + 1.300%)	5.205%	10/15/34	520,000	521,024 (a)(b)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	5.214%	7/20/35	920,000	921,651 (a)(b)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.034%	4/20/38	460,000	460,330 (a)(b)
Palmer Square Loan Funding Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.050%)	4.955%	10/15/32	1,381,894	1,382,598 (a)(b)
Parallel Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.390%)	5.274%	7/20/36	570,000	571,732 (a)(b)
PFS Financing Corp., 2023-A A	5.800%	3/15/28	900,000	903,172 (a)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
PFS Financing Corp., 2023-B B	5.710%	5/15/28	$1,210,000	$1,215,550 (a)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. Term SOFR + 1.089%)	3.742%	12/25/33	8,887	8,712 (b)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	436,817	437,682 (a)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. Term SOFR + 0.552%)	4.275%	6/15/39	441,023	425,456 (b)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	4.255%	12/15/39	239,149	233,619 (b)
SLM Student Loan Trust, 2003-10A A4 (90 Day Average SOFR + 0.931%)	5.064%	12/17/68	430,559	429,321 (a)(b)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	4.595%	1/15/53	263,789	261,476 (a)(b)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	548,880	486,496 (a)
Stonepeak ABS, 2021-1A A	2.675%	2/28/33	475,359	463,755 (a)
Structured Asset Securities Corp. Trust, 2005- SC1 1A2	6.746%	5/25/31	313,847	217,899 (a)(b)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	5.084%	4/20/38	540,000	539,848 (a)(b)
Taco Bell Funding LLC, 2025-1A A2I	4.821%	8/25/55	210,000	209,315 (a)
Tesla Auto Lease Trust, 2023-B B	6.570%	8/20/27	1,310,000	1,313,444 (a)
Trinitas CLO Ltd., 2021-16A A1R (3 mo. Term SOFR + 1.130%)	5.014%	7/20/34	360,000	360,079 (a)(b)
TRP LLC, 2021-1 A	2.070%	6/19/51	787,405	759,477 (a)
Venture CLO Ltd., 2019-38A ARR (3 mo. Term SOFR + 1.000%)	4.838%	7/30/32	144,552	144,684 (a)(b)
Verdant Receivables LLC, 2024-1A A2	5.680%	12/12/31	986,926	1,007,212 (a)
Verdelite Static CLO Ltd., 2024-1A C (3 mo. Term SOFR + 1.950%)	5.834%	7/20/32	390,000	390,835 (a)(b)
Voya CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 2.062%)	5.946%	1/20/31	240,000	241,522 (a)(b)
Wendy’s Funding LLC, 2019-1A A2II	4.080%	6/15/49	510,339	497,856 (a)
Whitebox CLO Ltd., 2021-3A A1R (3 mo. Term SOFR + 1.270%)	5.175%	10/15/35	330,000	330,166 (a)(b)

Total Asset-Backed Securities (Cost — $43,652,785)				43,517,988
Collateralized Mortgage Obligations(e) — 14.0%
Angel Oak Mortgage Trust, 2024-10 A1	5.348%	10/25/69	485,527	488,198 (a)
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 A (1 mo. Term SOFR + 1.354%)	5.088%	1/20/43	260,000	259,662 (a)(b)
BANK, 2017-BNK9 ASB	3.470%	11/15/54	489,818	486,615
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
BANK, 2022-BNK39 XA, IO	0.414%	2/15/55	$60,161,790	$1,304,386 (b)
BANK, 2022-BNK40 A4	3.390%	3/15/64	470,000	440,317 (b)
BANK, 2023-BNK45 A5	5.203%	2/15/56	1,590,000	1,626,012
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	6.699%	12/16/36	1,320,000	1,331,368 (a)(b)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. Term SOFR + 0.434%)	4.166%	1/25/47	61,200	53,527 (b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	1,320,000	1,184,105
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	7.754%	10/15/38	693,000	696,167 (a)(b)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.713%	8/13/41	250,000	244,323 (a)(b)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.500%	8/15/42	640,000	642,308 (a)(b)
Chase Mortgage Finance Trust, 2007-A1 2A3	5.884%	2/25/37	3,434	3,258 (b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.146%	8/25/35	765	752 (a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	4.426%	10/25/35	7,135	6,938 (a)(b)
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	6.951%	3/25/37	16,265	16,537 (b)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. Term SOFR + 0.534%)	4.266%	7/25/36	45,489	43,188 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	873,271	769,115 (a)(b)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	5.050%	10/15/42	240,000	240,699 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	393,580	388,275 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	794,748	781,726 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	803,528	780,330 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	6.974%	3/25/42	540,000	553,359 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1M2 (30 Day Average SOFR + 1.800%)	5.674%	1/25/44	250,000	251,806 (a)(b)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	$132,134	$123,987
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	66,864	64,331
Federal National Mortgage Association (FNMA) REMIC, 2025-18 FH (30 Day Average SOFR + 1.400%)	5.274%	8/25/54	1,962,675	1,979,488 (b)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	36,584	38,043 (b)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	4.710%	2/20/60	3,595	3,607 (b)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. Term SOFR + 0.664%)	4.580%	3/20/60	38,177	38,226 (b)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. Term SOFR + 1.114%)	5.030%	5/20/60	85,472	86,048 (b)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. Term SOFR + 0.444%)	4.444%	10/20/60	126,521	126,316 (b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	4.464%	8/20/58	22,692	22,672 (b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	4.564%	11/20/60	88,408	88,392 (b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. Term SOFR + 0.614%)	4.614%	1/20/61	12,401	12,408 (b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. Term SOFR + 0.614%)	4.614%	12/20/60	23,085	23,098 (b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	4.564%	2/20/61	42,675	42,674 (b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.614%	2/20/61	14,481	14,490 (b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. Term SOFR + 0.584%)	4.584%	8/20/61	$61,373	$61,384 (b)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. Term SOFR + 0.614%)	4.614%	7/20/62	666,867	667,585 (b)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. Term SOFR + 0.644%)	4.644%	10/20/62	8,058	8,071 (b)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. Term SOFR + 0.634%)	4.634%	10/20/62	14,880	14,894 (b)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. Term SOFR + 0.454%)	4.454%	12/20/62	176,072	175,790 (b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	4.514%	3/20/63	108,418	108,035 (b)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. Term SOFR + 0.584%)	4.584%	6/20/63	12,204	12,206 (b)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. Term SOFR + 0.584%)	4.584%	6/20/63	5,612	5,612 (b)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. Term SOFR + 0.584%)	4.584%	5/20/63	6,283	6,284 (b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	101,933	99,306
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	78,711	71,787
Government National Mortgage Association (GNMA), 2019-H16 CF (1 mo. Term SOFR + 0.814%)	4.814%	10/20/69	746,717	747,648 (b)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	62,983	62,845
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	63,141	63,093
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	4.298%	4/20/70	886,876	883,631 (b)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	4.218%	9/20/71	$1,208,338	$1,200,889 (b)
Government National Mortgage Association (GNMA), 2022-H08 FA (30 Day Average SOFR + 0.750%)	4.849%	4/20/72	2,315,701	2,316,393 (b)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.231%	1/15/43	390,000	390,961 (a)(b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	4.885%	7/15/39	81,339	81,431 (a)(b)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	4.386%	11/25/36	588,662	526,380 (b)
IndyMac INDX Mortgage Loan Trust, 2004- AR14 2A1A (1 mo. Term SOFR + 0.834%)	4.566%	1/25/35	41,483	32,209 (b)
JPMorgan Resecuritization Trust, 2009-10 7A2	6.054%	2/26/37	1,653,990	771,472 (a)(b)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. Term SOFR + 0.554%)	4.286%	12/25/36	14,543	17,925 (b)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	6.255%	3/25/33	21,429	18,728 (b)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.223%	5/18/42	390,000	391,113 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	54,781	54,554
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	0.799%	12/15/51	21,606,511	428,267 (b)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	199,975	199,600 (a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	84,921	82,393 (a)(b)
New Residential Mortgage Loan Trust, 2019- NQM5 A3	3.065%	11/25/59	317,182	304,750 (a)(b)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	500,000	505,288 (a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	799,626	725,410 (a)(b)
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	471,206	470,774 (a)(b)
PRKCM Trust, 2025-AFC1 A1	5.101%	10/25/60	295,391	296,056 (a)(b)
PRPM Trust, 2024-NQM4 A1	5.674%	12/26/69	434,054	437,477 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	3,314	909
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%)	4.396%	5/25/37	380,563	295,619 (b)
SCMS Mortgage Trust, 2025-BNC1 A2	4.502%	12/15/57	620,000	620,843 (a)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. Term SOFR + 1.108%)	4.908%	6/20/33	$27,500	$27,114 (b)
SREIT Trust, 2021-MFP2 A (1 mo. Term SOFR + 0.936%)	4.686%	11/15/36	1,450,000	1,449,862 (a)(b)
SREIT Trust, 2021-PALM A (1 mo. Term SOFR + 0.704%)	4.454%	10/15/34	825,000	824,028 (a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.230%	3/25/35	60,451	50,853 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	4.774%	6/25/35	2,791	2,353 (b)
Structured Asset Securities Corp., 2005-RF3 2A	4.476%	6/25/35	58,432	53,146 (a)(b)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2002-3 B2	6.500%	3/25/32	263,166	260,468 (b)
STWD LLC, 2025-FL4 A (1 mo. Term SOFR + 1.450%)	5.181%	11/19/42	640,000	641,154 (a)(b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	5.334%	11/15/38	90,645	90,832 (a)(b)
SWCH Commercial Mortgage Trust, 2025- DATA A (1 mo. Term SOFR + 1.443%)	5.193%	2/15/42	670,000	664,804 (a)(b)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	910,000	708,727 (a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	5.731%	6/25/33	9,494	9,502 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	4.341%	4/25/35	5,443	5,288 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. Term SOFR + 0.934%)	4.666%	12/25/45	12,455	12,581 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (12 mo. Moving Treasury Average + 1.500%)	5.529%	10/25/46	281,132	269,823 (b)
WMRK Commercial Mortgage Trust, 2022- WMRK A (1 mo. Term SOFR + 2.789%)	6.539%	11/15/27	905,361	912,626 (a)(b)

Total Collateralized Mortgage Obligations (Cost — $35,509,293)				34,397,524
U.S. Government & Agency Obligations — 12.1%
U.S. Government Agencies — 0.7%
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	3.810%	6/18/26	1,640,000	1,640,777 (b)
U.S. Government Obligations — 11.4%
U.S. Treasury Notes	0.625%	7/31/26	10,450,000	10,275,288
U.S. Treasury Notes	3.875%	7/31/27	200,000	201,187
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
U.S. Treasury Notes	3.625%	8/15/28	$540,000	$541,434
U.S. Treasury Notes	3.500%	11/15/28	650,000	649,365
U.S. Treasury Notes	4.125%	10/31/29	430,000	437,433
U.S. Treasury Notes	4.000%	2/28/30	2,670,000	2,704,470
U.S. Treasury Notes	3.875%	7/31/30	5,730,000	5,773,199
U.S. Treasury Notes	3.625%	10/31/30	4,980,000	4,959,769
U.S. Treasury Notes	3.500%	11/30/30	2,480,000	2,455,394
Total U.S. Government Obligations				27,997,539

Total U.S. Government & Agency Obligations (Cost — $29,511,490)				29,638,316
Mortgage-Backed Securities — 3.9%
FHLMC — 1.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	36,802	36,473
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35- 11/1/35	1,185,852	1,135,632
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/42	1,833,315	1,589,078
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/53	475,606	489,795
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.495%)	6.307%	6/1/43	45,144	46,877 (b)
Total FHLMC				3,297,855
FNMA — 2.4%
Federal National Mortgage Association (FNMA)	7.000%	2/1/27- 8/1/32	25,024	26,287
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	747,876	725,883
Federal National Mortgage Association (FNMA)	3.000%	12/1/37- 2/1/40	923,602	887,178
Federal National Mortgage Association (FNMA)	4.500%	11/1/38	1,413,281	1,424,057
Federal National Mortgage Association (FNMA)	2.000%	2/1/42	575,872	500,579
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	497,502	509,523
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	429,360	449,617
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	281,774	268,311
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	6.411%	9/1/37	258,578	261,703 (b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (30 Day Average SOFR + 2.120%)	1.936%	11/1/51	$930,454	$889,576 (b)
Total FNMA				5,942,714
GNMA — 0.2%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	1,098	1,103
Government National Mortgage Association (GNMA)	6.500%	8/15/34	23,739	24,851
Government National Mortgage Association (GNMA)	7.000%	3/15/36	9,669	10,332
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	140,418	128,705
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	124,553	115,600
Government National Mortgage Association (GNMA) II	3.500%	9/20/48- 10/20/49	32,896	30,270
Government National Mortgage Association (GNMA) II (1 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.056%)	5.334%	7/20/60	1,697	1,712 (b)
Government National Mortgage Association (GNMA) II (1 mo. FTSE USD IBOR Consumer Cash Fallbacks + 2.183%)	6.461%	8/20/60	83,151	85,362 (b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.080%)	4.722%	7/20/60	1,207	1,214 (b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	5.080%	2/20/60	14,923	15,162 (b)
Total GNMA				414,311

Total Mortgage-Backed Securities (Cost — $9,793,716)				9,654,880
Senior Loans — 0.7%
Communication Services — 0.2%
Media — 0.2%
Versant Media Group Inc., Initial Term Loan	—	1/30/31	100,000	100,156 (f)
Virgin Media Bristol LLC, Term Loan Facility Y (6 mo. Term SOFR + 3.275%)	7.052%	3/31/31	375,000	372,124 (b)(g)(h)

Total Communication Services				472,280
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Discretionary — 0.3%
Specialty Retail — 0.3%
Rent-A-Center Inc., 2025 Term Loan (3 mo. Term SOFR + 2.750%)	6.634%	8/13/32	$685,847	$690,707 (b)(g)(h)

Financials — 0.1%
Banks — 0.0%††
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.716%	11/24/32	120,000	120,024 (b)(g)(h)
Financial Services — 0.1%
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	5.422%	11/6/28	262,500	264,120 (b)(g)(h)

Total Financials				384,144
Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	348,615	142,130 *(c)(i)(j)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.750%	1/2/40	76,068	75,831 (b)(g)(h)
Spirit Airlines LLC, Second New Money Term Loan	—	7/14/26	18,866	16,319 (f)
Spirit Airlines LLC, Third DIP New Money Term Loan	—	7/14/26	37,260	37,143 (f)

Total Industrials				271,423
Total Senior Loans (Cost — $1,840,424)				1,818,554
Sovereign Bonds — 0.5%
Israel — 0.2%
Israel Government International Bond, Senior Notes	5.375%	3/12/29	370,000	381,317
Supranational — 0.3%
Asian Development Bank, Senior Notes	1.500%	1/20/27	830,000	811,866

Total Sovereign Bonds (Cost — $1,197,660)				1,193,183
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.750	3/13/26	50	$125,000	3,437
3-Month SOFR Futures, Call @ $96.750	6/12/26	111	277,500	36,075
U.S. Treasury 5-Year Notes Futures, Call @ $109.500	1/9/26	53	53,000	6,625
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Contracts	Notional Amount	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 5-Year Notes Futures, Call @ $109.750		1/23/26	61	$61,000	$8,102

Total Exchange-Traded Purchased Options (Cost — $134,715)					54,239
	Counterparty
OTC Purchased Options — 0.0%††
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	8,260,000	8,260,000	21,826
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	440,000	440,000	1,163

Total OTC Purchased Options (Cost — $35,506)					22,989

Total Purchased Options (Cost — $170,221)					77,228
				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				78	20 *(c)(k)
Spirit Aviation Holdings Inc.				13,311	3,341 *

Total Common Stocks (Cost — $186,966)					3,361
			Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $115,136)			3/12/30	9,458	2,374 *(a)(c)(k)
Total Investments before Short-Term Investments (Cost — $239,861,978)					239,223,443
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 1.5%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $3,781,141)	3.617%	1/23/26	$3,790,000	$3,781,525 (l)
Total Investments — 98.8% (Cost — $243,643,119)				243,004,968
Other Assets in Excess of Liabilities — 1.2%				2,913,885
Total Net Assets — 100.0%				$245,918,853

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	All or a portion of this loan has not settled as of December 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	The coupon payment on this security is currently in default as of December 31, 2025.
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	Restricted security (Note 9).
(l)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Short-Term Bond Fund
Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At December 31, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	3/13/26	$97.000	103	$257,500	$(3,863)
3-Month SOFR Futures, Call	12/11/26	97.500	25	62,500	(6,719)
3-Month SOFR Futures, Put	12/11/26	96.500	54	135,000	(12,487)
U.S. Treasury 5-Year Notes Futures, Call	1/23/26	110.250	124	124,000	(6,781)
Total Exchange-Traded Written Options (Premiums received — $53,445)					(29,850)

OTC Written Options
	Counterparty
Interest rate swaption, Call, 345.000bps payments paid annually, Daily SOFR Compound received annually, maturing on 9/29/36 (Premiums received — $32,394)	Goldman Sachs Group Inc.	9/25/26	345.000 bps	1,910,000	1,910,000	(15,988)
Total Written Options (Premiums received — $85,839)						$(45,838)

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

 Western Asset Short-Term Bond Fund
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	106	6/26	$25,575,373	$25,568,525	$(6,848)
3-Month SOFR	25	12/27	6,051,615	6,050,313	(1,302)
3-Month SOFR	52	3/28	12,584,759	12,576,850	(7,909)
U.S. Treasury 2-Year Notes	362	3/26	75,540,144	75,581,640	41,496
U.S. Treasury 5-Year Notes	115	3/26	12,550,583	12,570,039	19,456
U.S. Treasury Ultra 10-Year Notes	34	3/26	3,909,200	3,910,532	1,332
					46,225
Contracts to Sell:
3-Month SOFR	25	12/26	6,053,073	6,052,813	260
U.S. Treasury 10-Year Notes	5	3/26	565,234	562,188	3,046
U.S. Treasury Long-Term Bonds	11	3/26	1,285,176	1,271,531	13,645
U.S. Treasury Ultra Long-Term Bonds	6	3/26	717,177	708,000	9,177
					26,128
Net unrealized appreciation on open futures contracts					$72,353

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At December 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$6,722,000	6/15/27	3.450% annually	Daily SOFR Compound annually	$(9,038)	$(958)	$(8,080)
	5,500,000	11/21/30	2.452%**	CPURNSA**	(19,536)	—	(19,536)
	21,405,000	8/31/32	3.420% annually	Daily SOFR Compound annually	207,347	52,065	155,282
Total	$33,627,000				$178,773	$51,107	$127,666

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Short-Term Bond Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.45 Index	$7,931,000	12/20/30	1.000% quarterly	$179,587	$173,135	$6,452

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
CPURNSA	3.241%
Daily SOFR Compound	3.870%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments, at value (Cost — $243,643,119)	$243,004,968
Cash	592,543
Interest receivable	1,987,905
Deposits with brokers for open futures contracts and exchange-traded options	771,251
Deposits with brokers for centrally cleared swap contracts	597,015
Receivable for securities sold	349,212
Receivable for Fund shares sold	56,921
Receivable from brokers — net variation margin on centrally cleared swap contracts	52,297
Dividends receivable from affiliated investments	6,588
Principal paydown receivable	92
Prepaid expenses	35,824
Total Assets	247,454,616
Liabilities:
Payable for securities purchased	783,953
Payable for Fund shares repurchased	344,141
Investment management fee payable	100,656
Payable to brokers — net variation margin on open futures contracts	46,126
Written options, at value (premiums received — $85,839)	45,838
Service and/or distribution fees payable	30,029
Distributions payable	11,428
Trustees’ fees payable	54
Accrued expenses	173,538
Total Liabilities	1,535,763
Total Net Assets	$245,918,853
Net Assets:
Par value (Note 7)	$662
Paid-in capital in excess of par value	318,861,636
Total distributable earnings (loss)	(72,943,445)
Total Net Assets	$245,918,853
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Statement of Assets and Liabilities (cont’d)
December 31, 2025
Net Assets:
Class A	$131,170,607
Class C	$2,124,153
Class C1	$342,927
Class R	$187,994
Class I	$48,635,066
Class IS	$63,458,106
Shares Outstanding:
Class A	35,319,853
Class C	572,393
Class C1	92,278
Class R	50,704
Class I	13,117,878
Class IS	17,068,925
Net Asset Value:
Class A (and redemption price)	$3.71
Class C*	$3.71
Class C1 (and redemption price)	$3.72
Class R (and redemption price)	$3.71
Class I (and redemption price)	$3.71
Class IS (and redemption price)	$3.72
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$3.80

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

Statement of Operations
For the Year Ended December 31, 2025

Investment Income:
Interest	$12,236,618
Dividends from affiliated investments	131,800
Less: Foreign taxes withheld	(2,200)
Total Investment Income	12,366,218
Expenses:
Investment management fee (Note 2)	908,155
Service and/or distribution fees (Notes 2 and 5)	368,099
Transfer agent fees (Notes 2 and 5)	131,001
Registration fees	103,597
Fund accounting fees	69,870
Audit and tax fees	46,243
Shareholder reports	18,021
Legal fees	15,237
Trustees’ fees	4,665
Insurance	2,733
Commitment fees (Note 10)	1,535
Custody fees	1,493
Miscellaneous expenses	14,882
Total Expenses	1,685,531
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(202,488)
Net Expenses	1,483,043
Net Investment Income	10,883,175
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(432,208)
Futures contracts	1,290,279
Written options	309,165
Swap contracts	(380,595)
Foreign currency transactions	(37)
Net Realized Gain	786,604
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	2,641,521
Futures contracts	(152,997)
Written options	28,465
Swap contracts	(80,760)
Change in Net Unrealized Appreciation (Depreciation)	2,436,229
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	3,222,833
Increase in Net Assets From Operations	$14,106,008
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$10,883,175	$19,673,132
Net realized gain (loss)	786,604	(7,204,729)
Change in net unrealized appreciation (depreciation)	2,436,229	12,504,430
Increase in Net Assets From Operations	14,106,008	24,972,833
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(11,165,494)	(20,754,119)
Return of capital	—	(268,149)
Decrease in Net Assets From Distributions to Shareholders	(11,165,494)	(21,022,268)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	58,968,323	164,021,383
Reinvestment of distributions	11,028,263	20,429,120
Cost of shares repurchased	(103,665,021)	(509,163,623)
Decrease in Net Assets From Fund Share Transactions	(33,668,435)	(324,713,120)
Decrease in Net Assets	(30,727,921)	(320,762,555)
Net Assets:
Beginning of year	276,646,774	597,409,329
End of year	$245,918,853	$276,646,774
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$3.67	$3.66	$3.60	$3.88	$3.96
Income (loss) from operations:
Net investment income	0.15	0.13	0.11	0.05	0.03
Net realized and unrealized gain (loss)	0.04	0.02	0.08	(0.25)	(0.05)
Total income (loss) from operations	0.19	0.15	0.19	(0.20)	(0.02)
Less distributions from:
Net investment income	(0.15)	(0.14)	(0.13)	(0.08)	(0.06)
Return of capital	—	(0.00)[2]	—	—	—
Total distributions	(0.15)	(0.14)	(0.13)	(0.08)	(0.06)
Net asset value, end of year	$3.71	$3.67	$3.66	$3.60	$3.88
Total return[3]	5.37%	4.28%	4.98%	(5.01)%	(0.55)%
Net assets, end of year (000s)	$131,171	$142,768	$130,892	$127,715	$75,606
Ratios to average net assets:
Gross expenses	0.80%	0.76%	0.74%	0.73%	0.72%
Net expenses[4,5]	0.70	0.70	0.70	0.70	0.70
Net investment income	4.07	3.68	3.04	1.49	0.73
Portfolio turnover rate	44%	86%[6]	38%[6]	28%[6]	62%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, effective May 1, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1, 2021, the expense limitation was 0.80%.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27% and 58%.

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$3.67	$3.66	$3.60	$3.88	$3.95
Income (loss) from operations:
Net investment income	0.12	0.10	0.08	0.02	(0.00)[2]
Net realized and unrealized gain (loss)	0.04	0.02	0.08	(0.25)	(0.04)
Total income (loss) from operations	0.16	0.12	0.16	(0.23)	(0.04)
Less distributions from:
Net investment income	(0.12)	(0.11)	(0.10)	(0.05)	(0.03)
Return of capital	—	(0.00)[2]	—	—	—
Total distributions	(0.12)	(0.11)	(0.10)	(0.05)	(0.03)
Net asset value, end of year	$3.71	$3.67	$3.66	$3.60	$3.88
Total return[3]	4.53%	3.46%	4.44%	(6.02)%	(1.08)%
Net assets, end of year (000s)	$2,124	$2,679	$3,381	$5,309	$5,035
Ratios to average net assets:
Gross expenses	1.56%	1.51%	1.50%	1.49%	1.49%
Net expenses[4,5]	1.52	1.49	1.49	1.48	1.48
Net investment income (loss)	3.24	2.85	2.23	0.60	(0.04)
Portfolio turnover rate	44%	86%[6]	38%[6]	28%[6]	62%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27% and 58%.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C1 Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$3.67	$3.66	$3.61	$3.89	$3.96
Income (loss) from operations:
Net investment income	0.14	0.12	0.10	0.04	0.02
Net realized and unrealized gain (loss)	0.05	0.02	0.06	(0.26)	(0.04)
Total income (loss) from operations	0.19	0.14	0.16	(0.22)	(0.02)
Less distributions from:
Net investment income	(0.14)	(0.13)	(0.11)	(0.06)	(0.05)
Return of capital	—	(0.00)[2]	—	—	—
Total distributions	(0.14)	(0.13)	(0.11)	(0.06)	(0.05)
Net asset value, end of year	$3.72	$3.67	$3.66	$3.61	$3.89
Total return[3]	5.36%	3.70%	4.64%	(5.29)%	(0.61)%[4]
Net assets, end of year (000s)	$343	$418	$502	$1,515	$1,768
Ratios to average net assets:
Gross expenses	1.03%	1.02%	1.03%	1.02%	1.02%
Net expenses[5,6]	0.99	1.00	1.03	1.01	1.01
Net investment income	3.77	3.36	2.61	1.06	0.46
Portfolio turnover rate	44%	86%[7]	38%[7]	28%[7]	62%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (0.86)% for the year ended December 31, 2021.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C1 shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27% and 58%.

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class R Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$3.67	$3.66	$3.60	$3.88	$3.95
Income (loss) from operations:
Net investment income	0.14	0.12	0.10	0.04	0.01
Net realized and unrealized gain (loss)	0.04	0.02	0.07	(0.26)	(0.04)
Total income (loss) from operations	0.18	0.14	0.17	(0.22)	(0.03)
Less distributions from:
Net investment income	(0.14)	(0.13)	(0.11)	(0.06)	(0.04)
Return of capital	—	(0.00)[2]	—	—	—
Total distributions	(0.14)	(0.13)	(0.11)	(0.06)	(0.04)
Net asset value, end of year	$3.71	$3.67	$3.66	$3.60	$3.88
Total return[3]	4.98%	3.88%	4.85%	(5.64)%	(0.95)%
Net assets, end of year (000s)	$188	$137	$110	$93	$68
Ratios to average net assets:
Gross expenses	1.22%	1.20%	1.26%	1.31%	1.43%
Net expenses[4,5]	1.10	1.10	1.10	1.10	1.10
Net investment income	3.68	3.29	2.66	1.06	0.34
Portfolio turnover rate	44%	86%[6]	38%[6]	28%[6]	62%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class R shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27% and 58%.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$3.67	$3.66	$3.61	$3.88	$3.96
Income (loss) from operations:
Net investment income	0.16	0.14	0.12	0.06	0.04
Net realized and unrealized gain (loss)	0.05	0.02	0.07	(0.24)	(0.05)
Total income (loss) from operations	0.21	0.16	0.19	(0.18)	(0.01)
Less distributions from:
Net investment income	(0.17)	(0.15)	(0.14)	(0.09)	(0.07)
Return of capital	—	(0.00)[2]	—	—	—
Total distributions	(0.17)	(0.15)	(0.14)	(0.09)	(0.07)
Net asset value, end of year	$3.71	$3.67	$3.66	$3.61	$3.88
Total return[3]	5.77%	4.60%	5.27%	(4.75)%	(0.30)%
Net assets, end of year (000s)	$48,635	$43,718	$170,880	$274,460	$319,392
Ratios to average net assets:
Gross expenses	0.48%	0.55%	0.53%	0.54%	0.51%
Net expenses[4,5]	0.42	0.42	0.42	0.42	0.43
Net investment income	4.35	3.88	3.28	1.67	0.98
Portfolio turnover rate	44%	86%[6]	38%[6]	28%[6]	62%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, effective May 1, 2021 the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1,2021, the expense limitation was 0.50%.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27% and 58%.

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$3.68	$3.66	$3.61	$3.88	$3.96
Income (loss) from operations:
Net investment income	0.16	0.14	0.12	0.07	0.04
Net realized and unrealized gain (loss)	0.05	0.03	0.07	(0.25)	(0.05)
Total income (loss) from operations	0.21	0.17	0.19	(0.18)	(0.01)
Less distributions from:
Net investment income	(0.17)	(0.15)	(0.14)	(0.09)	(0.07)
Return of capital	—	(0.00)[2]	—	—	—
Total distributions	(0.17)	(0.15)	(0.14)	(0.09)	(0.07)
Net asset value, end of year	$3.72	$3.68	$3.66	$3.61	$3.88
Total return[3]	5.70%	4.87%	5.29%	(4.73)%	(0.25)%
Net assets, end of year (000s)	$63,458	$86,926	$291,644	$378,467	$258,611
Ratios to average net assets:
Gross expenses	0.44%	0.44%	0.42%	0.42%	0.39%
Net expenses[4,5]	0.40	0.40	0.40	0.40	0.38
Net investment income	4.36	3.89	3.32	1.77	1.09
Portfolio turnover rate	44%	86%[6]	38%[6]	28%[6]	62%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.
In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27% and 58%.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation
Western Asset Short-Term Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short-Term Bond Fund 2025 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$118,920,035	—	$118,920,035
Asset-Backed Securities	—	43,517,988	—	43,517,988
Collateralized Mortgage Obligations	—	34,397,524	—	34,397,524
U.S. Government & Agency Obligations	—	29,638,316	—	29,638,316
Mortgage-Backed Securities	—	9,654,880	—	9,654,880
Senior Loans:
Industrials	—	129,293	$142,130	271,423
Other Senior Loans	—	1,547,131	—	1,547,131
Sovereign Bonds	—	1,193,183	—	1,193,183
Purchased Options:
Exchange-Traded Purchased Options	$54,239	—	—	54,239
OTC Purchased Options	—	22,989	—	22,989
Common Stocks:
Industrials	3,341	20	—	3,361
Warrants	—	2,374	—	2,374
Total Long-Term Investments	57,580	239,023,733	142,130	239,223,443
Short-Term Investments†	—	3,781,525	—	3,781,525
Total Investments	$57,580	$242,805,258	$142,130	$243,004,968
Other Financial Instruments:
Futures Contracts††	$88,412	—	—	$88,412
Centrally Cleared Interest Rate Swaps††	—	$155,282	—	155,282
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	6,452	—	6,452
Total Other Financial Instruments	$88,412	$161,734	—	$250,146
Total	$145,992	$242,966,992	$142,130	$243,255,114
Western Asset Short-Term Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$29,850	—	—	$29,850
OTC Written Options	—	$15,988	—	15,988
Futures Contracts††	16,059	—	—	16,059
Centrally Cleared Interest Rate Swaps††	—	27,616	—	27,616
Total	$45,909	$43,604	—	$89,513

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

Western Asset Short-Term Bond Fund 2025 Annual Report

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be
Western Asset Short-Term Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2025, the total notional value of all credit default swaps to sell protection was $7,931,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended December 31, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Western Asset Short-Term Bond Fund 2025 Annual Report

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the
Western Asset Short-Term Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(h) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations

Western Asset Short-Term Bond Fund 2025 Annual Report

of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(i) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(j) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties
Western Asset Short-Term Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Annual Report

As of December 31, 2025, the Fund held OTC written options with credit related contingent features which had a liability position of $15,988. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(o) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(p) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal
Western Asset Short-Term Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

Total Distributable Earnings (Loss)	Paid-in Capital
$(38,516)	$38,516
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset London provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R, Class I and Class IS shares did not exceed 0.70%, 1.55%, 1.05%, 1.10%, 0.42% and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net

Western Asset Short-Term Bond Fund 2025 Annual Report

management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2025, fees waived and/or expenses reimbursed amounted to $202,488, which included an affiliated money market fund waiver of $3,462.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class R	Class I	Class IS
Expires December 31, 2026	$89,577	$486	$69	$157	$182,736	$89,975
Expires December 31, 2027	137,223	1,060	162	186	26,554	33,841
Total fee waivers/expense reimbursements subject to recapture	$226,800	$1,546	$231	$343	$209,290	$123,816
For the year ended December 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $7,068 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
Western Asset Short-Term Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
For the year ended December 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$15,364	—
CDSCs	4,879	$638
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$74,113,526	$32,393,813
Sales	92,967,734	30,476,210
At December 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$251,878,338	$2,198,916	$(11,072,286)	$(8,873,370)
Written options	(85,839)	40,001	—	40,001
Futures contracts	—	88,412	(16,059)	72,353
Swap contracts	224,242	161,734	(27,616)	134,118
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$77,228	—	$77,228
Futures contracts[3]	88,412	—	88,412
Centrally cleared swap contracts[4]	155,282	$6,452	161,734
Total	$320,922	$6,452	$327,374

Western Asset Short-Term Bond Fund 2025 Annual Report

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$45,838
Futures contracts[3]	16,059
Centrally cleared swap contracts[4]	27,616
Total	$89,513

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(558,984)	$(455)	$(559,439)
Futures contracts	1,290,279	—	1,290,279
Written options	305,210	3,955	309,165
Swap contracts	(458,460)	77,865	(380,595)
Total	$578,045	$81,365	$659,410

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(88,036)	—	$(88,036)
Futures contracts	(152,997)	—	(152,997)
Written options	28,465	—	28,465
Swap contracts	(66,748)	$(14,012)	(80,760)
Total	$(279,316)	$(14,012)	$(293,328)
Western Asset Short-Term Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the year ended December 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$147,620
Written options	56,882
Futures contracts (to buy)	142,136,913
Futures contracts (to sell)	14,207,038
Average Notional Balance**
Interest rate swap contracts	$35,709,615
Credit default swap contracts (buy protection)†	53,077
Credit default swap contracts (sell protection)	8,511,538

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
†	At December 31, 2025, there were no open positions held in this derivative.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Goldman Sachs Group Inc.	$22,989	$(15,988)	$7,001	—	$7,001

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Short-Term Bond Fund 2025 Annual Report

For the year ended December 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$341,566	$127,299
Class C	23,903	2,506
Class C1	1,828	282
Class R	802	419
Class I	—	11,387
Class IS	—	(10,892)
Total	$368,099	$131,001
For the year ended December 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$139,042
Class C	1,091
Class C1	167
Class R	188
Class I	27,134
Class IS	34,866
Total	$202,488
6. Distributions to shareholders by class

	Year Ended December 31, 2025	Year Ended December 31, 2024
Net Investment Income:
Class A	$5,671,928	$5,371,087
Class C	79,893	91,406
Class C1	14,148	14,828
Class R	6,097	5,756
Class I	1,983,838	5,904,690
Class IS	3,409,590	9,366,352
Total	$11,165,494	$20,754,119
Return of Capital:
Class A	—	$69,396
Class C	—	1,181
Class C1	—	192
Class R	—	74
Class I	—	76,290
Class IS	—	121,016
Total	—	$268,149
Western Asset Short-Term Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
7. Shares of beneficial interest
At December 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,649,600	$20,903,706	13,718,566	$50,218,981
Shares issued on reinvestment	1,520,037	5,626,320	1,471,614	5,389,626
Shares repurchased	(10,739,314)	(39,713,300)	(12,059,277)	(44,139,179)
Net increase (decrease)	(3,569,677)	$(13,183,274)	3,130,903	$11,469,428
Class C
Shares sold	108,101	$399,412	143,870	$526,410
Shares issued on reinvestment	21,465	79,409	25,035	91,598
Shares repurchased	(287,502)	(1,061,968)	(362,800)	(1,326,064)
Net decrease	(157,936)	$(583,147)	(193,895)	$(708,056)
Class C1
Shares sold	5,334	$19,737	3,642	$13,309
Shares issued on reinvestment	3,532	13,095	3,829	14,036
Shares repurchased	(30,284)	(111,687)	(30,851)	(113,012)
Net decrease	(21,418)	$(78,855)	(23,380)	$(85,667)
Class R
Shares sold	25,198	$93,212	27,043	$98,678
Shares issued on reinvestment	1,648	6,097	1,593	5,830
Shares repurchased	(13,509)	(49,994)	(21,368)	(78,315)
Net increase	13,337	$49,315	7,268	$26,193
Class I
Shares sold	7,319,989	$27,115,693	13,570,213	$49,736,458
Shares issued on reinvestment	535,338	1,981,259	1,542,915	5,647,075
Shares repurchased	(6,651,137)	(24,578,328)	(49,875,293)	(183,183,794)
Net increase (decrease)	1,204,190	$4,518,624	(34,762,165)	$(127,800,261)
Class IS
Shares sold	2,820,071	$10,436,563	17,356,747	$63,427,547
Shares issued on reinvestment	896,034	3,322,083	2,536,443	9,280,955
Shares repurchased	(10,296,879)	(38,149,744)	(75,868,263)	(280,323,259)
Net decrease	(6,580,774)	$(24,391,098)	(55,975,073)	$(207,614,757)

Western Asset Short-Term Bond Fund 2025 Annual Report

8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2025. The following transactions were effected in such company for the year ended December 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,732,797	$94,323,184	94,323,184	$98,055,981	98,055,981

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$131,800	—	—
9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 12/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	78	3/25	$950	$20	$0.26	0.00%(a)
Spirit Airlines LLC, Warrants	9,458	3/25	115,136	2,374 (b)	0.25	0.00 (a)
Total			$116,086	$2,394		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit
Western Asset Short-Term Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2025.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$11,165,494	$20,754,119
Tax return of capital	—	268,149
Total distributions paid	$11,165,494	$21,022,268
As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$228,274
Deferred capital losses*	(64,403,298)
Other book/tax temporary differences(a)	(141,523)
Unrealized appreciation (depreciation)(b)	(8,626,898)
Total distributable earnings (loss) — net	$(72,943,445)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on futures and options.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium on fixed income securities and other book/tax basis adjustments.

12. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

Western Asset Short-Term Bond Fund 2025 Annual Report

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Short-Term Bond Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Short-Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Short-Term Bond Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Short-Term Bond Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$8,507,520
Section 163(j) Interest Earned	§163(j)	$10,565,819
Interest Earned from Federal Obligations	Note (1)	$1,048,872
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Short-Term Bond Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Short-Term Bond Fund

Western Asset
Short-Term Bond Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Short-Term Bond Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Short-Term Bond Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90058-AFSOI 2/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 26, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 26, 2026